Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consist of the following:

	As of December 31,
	2019	2020
Cost:
Buildings	213,535,255	219,290,950
Motor vehicles	1,162,780	1,162,780
Electronic devices and other general equipment	31,239,272	34,567,741

Total cost	245,937,307	255,021,471
Less: Accumulated depreciation	(41,743,786)	(49,572,059)

Property and equipment, net	204,193,521	205,449,412

Summary of Depreciation expense
Depreciation expense recognized for the years ended December 31, 2018, 2019 and 2020 are summarized as follows:

	For the years ended December 31,
	2018	2019	2020
Cost of revenues	7,220,048	7,516,013	8,771,340
General and administrative expenses	245,123	348,377	368,381

Total	7,465,171	7,864,390	9,139,721